INVESTMENTS IN UNCONSOLIDATED ENTITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity income from investments in unconsolidated entities	$ 4,916	$ 4,630
Carrying value of investments in unconsolidated entities	$ 38,319	33,486
Maui Timeshare Venture, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentages of investments in unconsolidated entities	33.00%
Carrying value of investments in unconsolidated entities	$ 37,762	32,919
Other
Schedule of Equity Method Investments [Line Items]
Carrying value of investments in unconsolidated entities	$ 557	$ 567
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership percentages of investments in unconsolidated entities	25.00%
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership percentages of investments in unconsolidated entities	43.30%